Composition of Other Intangible Assets Net (Detail) (USD $) In Millions, unless otherwise specified					12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Customer lists (5 to 13 years)	Dec. 31, 2012 Customer lists (5 to 13 years)	Dec. 31, 2013 Customer lists (5 to 13 years) Minimum	Dec. 31, 2013 Customer lists (5 to 13 years) Maximum	Dec. 31, 2013 Non-Network Internal-Use Software (3 To 7 Years)	Dec. 31, 2012 Non-Network Internal-Use Software (3 To 7 Years)	Dec. 31, 2013 Non-Network Internal-Use Software (3 To 7 Years) Minimum	Dec. 31, 2013 Non-Network Internal-Use Software (3 To 7 Years) Maximum	Dec. 31, 2013 Other (2 To 25 Years)	Dec. 31, 2012 Other (2 To 25 Years)	Dec. 31, 2013 Other (2 To 25 Years) Minimum	Dec. 31, 2013 Other (2 To 25 Years) Maximum
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 16,100	$ 14,773	$ 3,639	$ 3,556			$ 11,770	$ 10,415			$ 691	$ 802
Accumulated Amortization	(10,300)	(8,840)	(2,660)	(2,338)			(7,317)	(6,210)			(323)	(292)
Net Amount	$ 5,800	$ 5,933	$ 979	$ 1,218			$ 4,453	$ 4,205			$ 368	$ 510
Useful life for finite-lived intangible assets, years					5 years	13 years			3 years	7 years			2 years	25 years